Balance Sheet Account Details (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Account Details [Line Items]
Depreciation expense	$ 700	$ 400	$ 1,900	$ 1,000	$ 2,000	$ 800	$ 300
Finite-Lived Intangible Asset, Useful Life			20 years		20 years
Amortization expense	$ 3,256	$ 3,278	$ 9,774	$ 9,740	$ 12,968	11,800	10,304
impairment of intangible assets					$ 0	$ 0	$ 0
Minimum [Member]
Balance Sheet Account Details [Line Items]
Property, Plant and Equipment, Estimated Useful Lives			three		three
Maximum [Member]
Balance Sheet Account Details [Line Items]
Property, Plant and Equipment, Estimated Useful Lives			ten years		ten years